FBL Money Market Fund, Inc.
5400 University Avenue
West Des Moines, IA  50266



December 2, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	FBL Money Market Fund, Inc.
	File Nos. 2-70162 and 811-3121
	Post-Effective Amendment No. 17 under the Securities Act of 1933 and Post -Effective Amendment No. 18 under the Investment Company
 Act of 1940

Commissioners:

On behalf of FBL Money Market Fund, Inc. (the "Registrant"), we certify pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above noted, most recently filed amendment of the Registration
 Statement of the Registrant (the "Amendment") and (ii) the text of the Amendment has been filed electronically.

If you have any questions about this filing, please contact the undersigned at (515) 226-6028.

Sincerely,

/s/ Kristi Rojohn

Kristi Rojohn
Assistant Secretary